Summary Prospectus
May 1, 2023
SunAmerica Series Trust
SA Franklin Small Company Value Portfolio
(Class 1 and Class 3 Shares)
SunAmerica Series Trust’s Statutory Prospectus and Statement of Additional Information , each dated May 1, 2023, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated and unaffiliated life insurance companies and to other mutual funds. This summary prospectus is not intended for use by other investors.
Before you invest, you may want to review SunAmerica Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at https://www.corebridgefinancial.com/getprospectus. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@corebridgefinancial.com.
The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Summary Prospectus is accurate or complete. It is a criminal offense to state otherwise.
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.97%	0.97%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/ or Expense Reimbursements	1.03%	1.28%
Fee Waivers and/or Expense Reimbursements[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.98%	1.23%
1
Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2024, SunAmerica Asset Management, LLC (“SunAmerica”)
is contractually obligated to waive its advisory fee under the Investment Advisory and Management Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million, and 0.85% thereafter. This agreement may be modified or discontinued prior to April 30, 2024 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ended April 30, 2024. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1	$100	$323	$564	$1,255
Class 3	125	401	697	1,541
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may
SunAmerica Series Trust

  SA Franklin Small Company Value Portfolio
indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio’s investment goal is long-term growth of capital. The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies. The equity securities in which the Portfolio may invest include common stocks, preferred stocks and convertible securities.
The Portfolio generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, the subadviser focuses on companies that have stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but have the potential for good long-term earnings prospects, in the subadviser’s opinion; and/or valuable intangibles not reflected in the stock price, such as franchises, distribution networks, or market share for particular products or services, underused or understated assets or cash, or patents or trademarks. The subadviser employs a bottom-up stock selection process and the subadviser invests in securities without regard to benchmark comparisons.
The types of companies the Portfolio may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies may also be considered. The subadviser does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.
The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (“REITs”) (up to 15% of net assets).
The Portfolio, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials and technology.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant
SunAmerica Series Trust

  SA Franklin Small Company Value Portfolio
exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.
Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended. REITs may be leveraged, which increases risk.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The
SunAmerica Series Trust

  SA Franklin Small Company Value Portfolio
Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	December 31, 2020	27.17%
Lowest Quarterly Return:	March 31, 2020	-33.56%
Year to Date Most Recent Quarter:	March 31, 2023	2.04%
Average Annual Total Returns (For the periods ended December 31, 2022)
	1 Year	5 Years	10 Years
Class 1 Shares	-10.45%	5.41%	8.89%
Class 3 Shares	-10.68%	5.16%	8.63%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-14.48%	4.13%	8.48%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Franklin Mutual Advisers, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Steven B. Raineri Senior Vice President, Lead Portfolio Manager	2012
Christopher M. Meeker, CFA Vice President, Portfolio Manager and Research Analyst	2015
Nicholas Karzon, CFA Vice President, Portfolio Manager and Research Analyst	2019
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies and by other portfolios of the Trust and Seasons Series Trust. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the
SunAmerica Series Trust

  SA Franklin Small Company Value Portfolio
Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts and to other portfolios of the Trust and Seasons Series Trust. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
SunAmerica Series Trust

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CSP-86703T_741_287.8 (5/23)